Schedule of Investments (unaudited)	iShares® MSCI Peru ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 27.4%
Banco BBVA Peru SA	7,059,304	$3,886,823
Credicorp Ltd.	302,460	41,579,176
Intercorp Financial Services Inc.	143,047	4,025,343
		49,491,342
Construction & Engineering — 1.5%
Aenza SAA(a)	8,611,310	2,641,610

Construction Materials — 4.5%
Cementos Pacasmayo SAA	2,872,816	4,293,350
Union Andina de Cementos SAA	9,780,920	3,769,733
		8,063,083
Food & Staples Retailing — 2.7%
InRetail Peru Corp.(b)	131,260	4,922,250

Food Products — 5.0%
Alicorp SAA	4,616,386	7,988,398
Casa Grande SAA	741,460	1,049,772
		9,038,170
Metals & Mining — 47.2%
Cia. de Minas Buenaventura SAA, ADR(a)	723,902	8,339,351
Corp. Aceros Arequipa SA, NVS	4,062,387	1,267,482
Fortuna Silver Mines Inc.(a)	624,594	4,353,364
Hochschild Mining PLC	2,982,690	8,307,541
MMG Ltd.(a)	8,440,000	4,924,328
Pan American Silver Corp.	138,361	4,666,055
Sociedad Minera Cerro Verde SAA	259,428	5,071,818
Southern Copper Corp.	554,218	38,651,163

Security	Shares	Value

Metals & Mining (continued)
Volcan Cia. Minera SAA, Class B, NVS(a)	30,383,955	$5,417,100
Wheaton Precious Metals Corp.	93,856	4,449,429
		85,447,631
Multiline Retail — 4.8%
Falabella SA	1,154,080	5,212,714
Ripley Corp. SA	12,377,477	3,493,883
		8,706,597
Oil, Gas & Consumable Fuels — 1.3%
PetroTal Corp.(a)	11,331,045	2,357,298

Real Estate Management & Development — 2.5%
Parque Arauco SA(a)	3,128,544	4,538,440

Trading Companies & Distributors — 2.8%
Ferreycorp SAA	11,158,041	5,090,387

Total Common Stocks — 99.7%
(Cost: $205,068,903)		180,296,808

Total Investments in Securities — 99.7%
(Cost: $205,068,903)		180,296,808

Other Assets, Less Liabilities — 0.3%		620,802

Net Assets — 100.0%		$180,917,610

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$110,000	$—	$(110,000	)(b)	$—	$—	$—	—	$70	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	6	06/18/21	$408	$2,501

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Peru ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$164,707,641	$15,589,167	$—	$180,296,808
Derivative financial instruments(a)
Assets
Futures Contracts	$2,501	$—	$—	$2,501

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares